                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                          CIGNA FUNDS GROUP (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997

                   [TEXT APPEARS AS A DIVIDED CIRCLE GRAPHIC]

CIGNA MONEY MARKET FUND


INVESTMENTS IN SECURITIES
JUNE 30, 1997 (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
                                                                                   (000)              (000)
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 86.1%
Abbott Laboratories,
      5.45%, 7/11/97                                                               $     816        $         815
Armstrong World Industries, Inc.,
      5.60%, 7/11/97                                                                     794                  793
      5.58%, 7/11/97                                                                   2,490                2,486
AT&T Co.,
      5.49%, 7/1/97                                                                    2,000                2,000
Bell Atlantic Network Funding Corp.,
      5.57%, 7/10/97                                                                   2,810                2,806
      5.48%, 7/14/97                                                                   1,102                1,100
Bellsouth Telecommunications, Inc.,
      5.46%, 7/2/97                                                                    4,600                4,599
Daimler-Benz North America Corp.,
      5.55%, 7/15/97                                                                   4,455                4,445
Dillard Investment Co.,
      5.55%, 7/16/97                                                                   5,000                4,988
Dow Jones & Co.,
      5.55%, 8/4/97                                                                    4,174                4,152
Echlin Inc.,
      5.60%, 7/7/97                                                                    5,700                5,695
Emerson Electric Co.,
      5.45%, 7/7/97                                                                      175                  175
Ford Motor Credit Co.,
      5.58%, 7/3/97                                                                    3,900                3,900
GTE Funding Inc.,
      5.58%, 7/15/97                                                                   5,000                4,989
Hershey Foods Corp.,
      5.55%, 7/22/97                                                                   3,475                3,464
Hitachi America, Ltd.,
      5.55%, 7/17/97                                                                   2,589                2,583

The Notes to Financial Statements are an integral part of these statements.

CIGNA MONEY MARKET FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
                                                                                   (000)              (000)
------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.,
      5.57%, 7/14/97                                                                $  2,701         $      2,696
Morgan, J.P. & Co., Inc.,
      5.55%, 9/24/97                                                                   2,555                2,522
Paccar Financial Corp.,
      5.55%, 7/16/97                                                                     230                  229
PPG Industries, Inc.,
      5.50%, 7/7/97                                                                      705                  704
Rubbermaid, Inc.,
      5.53%, 7/8/97                                                                    4,650                4,645
Southern Bell Telephone Co.,
      5.58%, 7/8/97                                                                      767                  766
Toshiba America, Inc.,
      5.55%, 7/11/97                                                                   2,713                2,709
      5.56%, 8/22/97                                                                     772                  766
Weyerhauser Mortgage Co.,
      5.56%, 7/9/97                                                                    5,200                5,194
                                                                                                 -----------------

TOTAL COMMERCIAL PAPER                                                                                     69,221
                                                                                                 -----------------

U.S. GOVERNMENT & AGENCIES - 14.3%
Federal Farm Credit Bank,                                                              1,030                1,030
      5.93%, 7/1/97
Federal Home Loan Banks,
      5.625%, 12/3/97                                                                  2,500                2,500
      5.80%, 2/5/98                                                                    4,000                3,999
      5.91%, 3/24/98                                                                   1,000                1,000
Federal National Mortgage Association,
      5.50%, 2/18/98                                                                     850                  849
United States Treasury Bills,
      5.23%, 3/5/98                                                                    2,200                2,121
                                                                                                 -----------------

TOTAL U.S. GOVERNMENT & AGENCIES                                                                           11,499
                                                                                                 -----------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA MONEY MARKET FUND

JUNE 30, 1997 (UNAUDITED)

                                                                                 PRINCIPAL            VALUE
                                                                                   (000)              (000)
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN SECURITIES - 100.4%                                                               $    80,720
      (Total Cost - $80,719,858)
Liabilities, Less Cash and Other Assets - (0.4%)                                                            (295)
                                                                                                 -----------------

NET ASSETS - 100.0%
      (equivalent to $1.00 per share based on 80,425,354
      shares outstanding)                                                                             $    80,425
                                                                                                 =================

The Notes to Financial Statements are an integral part of these statements.

CIGNA INCOME FUND

INVESTMENTS IN SECURITIES
JUNE 30, 1997 (UNAUDITED)

                                                                                                    MARKET
                                                                                 PRINCIPAL           VALUE
                                                                                   (000)             (000)
---------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 91.0%
FOREIGN GOVERNMENTS - 8.6%
Israel (The State of)., 5.75%, 2000                                                $     100        $       99
                                                                                                 --------------


U.S. GOVERNMENT & AGENCIES - 82.4%
Federal Home Loan Banks, 7.37%, 2002                                                     100               103
Federal Home Loan Mortgage Corp., 7.75%, 2001                                            100               104
Federal National Mortgage Assoc., 7.4%, 2004                                             100               104
Student Loan Marketing Assoc., 6.6%, 1999                                                100               101
Tennessee Valley Authority, 6.375%, 2005                                                 100                98
United States Treasury Bond, 8.125%, 2019                                                 35                40
United States Treasury Notes,
      5.875%, 1998                                                                        95                95
      6.5%, 2005                                                                         300               299
                                                                                                 --------------
                                                                                                           944
                                                                                                 --------------
Total Bonds and Notes
      (Cost - $1,066,797)                                                                                1,043
                                                                                                 --------------

SHORT-TERM OBLIGATIONS - 6.5%
COMMERCIAL PAPER - 6.5%
      (Total Cost - $75,000)
Ford Motor Credit Co., 5.55%, 8/8/97                                                      75                75
                                                                                                 --------------

TOTAL INVESTMENT IN SECURITIES
      (Cost - $1,141,797)                                                                                1,118
Cash and Other Assets, Less Liabilities - 2.5%                                                              29
                                                                                                 --------------

NET ASSETS - 100.0%
      (equivalent to $.97 per share based on
      1,186,905 shares outstanding)                                                                   $  1,147
                                                                                                 ==============

The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)
JUNE 30, 1997 (UNAUDITED)

                                                                                   MONEY
                                                                                  MARKET              INCOME
                                                                              ----------------     --------------

ASSETS:
Investments in securities at value (Cost - $80,719,858
      and $1,141,797 respectively)                                                 $   80,720           $  1,118

Cash                                                                                       12                 16
Interest receivable                                                                       242                 20
Investment for deferred compensation plan (Cost - $14,895
      and $9,081 respectively)                                                             18                 11

Receivable from advisor                                                                   (33)                 4
Other                                                                                       1                  2
                                                                              -----------------------------------

      Total assets                                                                     80,960              1,171
                                                                              ----------------     --------------

LIABILITIES:
Dividends payable                                                                         456                  -
Payable for deferred compensation plan                                                     18                 11
Other accrued expenses                                                                     61                 13
                                                                              ----------------     --------------

      Total liabilities                                                                   535                 24
                                                                              ----------------     --------------

NET ASSETS                                                                         $   80,425           $  1,147
                                                                              ================     ==============

Shares outstanding                                                                     80,425              1,187
                                                                              ================     ==============

NET ASSET VALUE PER SHARE                                                          $     1.00           $   0.97
                                                                              ================     ==============

COMPONENTS OF NET ASSETS:
Paid in Capital                                                                   $   80,425           $  1,145
Undistributed net investment income                                            -                 21
Accumulated net realized gain on investments                                                -                  3
Unrealized depreciation of investments                                                      -                (22)
                                                                              ----------------     --------------

NET ASSETS                                                                         $   80,425           $  1,147
                                                                              ================     ==============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF OPERATIONS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                   MONEY
                                                                                   MARKET             INCOME
                                                                               ---------------    ---------------

INVESTMENT INCOME:
      Interest                                                                      $   3,466        $        36
                                                                               ---------------    ---------------

EXPENSES:
      Investment advisory fees                                                            218                  8
      Administrative services                                                              36                  9
      Custodian fees and expenses                                                          22                  3
      Auditing and legal fees                                                              10                  3
      Trustees' fees                                                                        5                  2
      Transfer agent fees and expenses                                                      2                  2
      Other                                                                                 2                  1
                                                                               ---------------    ---------------
           Total expenses                                                                 295                 28
           Less expenses waived by advisor                                                (15)               (23)
                                                                               ---------------    ---------------

      Net expenses                                                                        280                  5
                                                                               ---------------    ---------------

NET INVESTMENT INCOME                                                                   3,186                 31

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain from securities transactions                                        7                  3
      Unrealized depreciation of investments                                                -                 (8)
                                                                               ---------------    ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                      7                 (5)
                                                                               ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   3,193        $        26
                                                                               ===============    ===============


The Notes to Financial Statements are an integral part of these statements.



CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                    MONEY
                                                                                   MARKET              INCOME
                                                                               ----------------     --------------

OPERATIONS:
Net investment income                                                              $     3,186         $       31
Net realized gain from securities transactions                                               7                  3
Unrealized depreciation of investments                                                       -                 (8)
                                                                               ----------------     --------------
Net increase in net assets from operations                                               3,193                 26
                                                                               ----------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                              (3,186)                 -
From net realized capital gains                                                             (7)                 -
                                                                               ----------------     --------------
Total distributions to shareholders                                                     (3,193)                 -
                                                                               ----------------     --------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                      374,851                  -
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                                     3,265                  -
                                                                               ----------------     --------------
                                                                                       378,116                  -
Cost of shares redeemed                                                               (418,196)                 -
                                                                               ----------------     --------------
Net increase from Fund share transactions                                              (40,080)                 -
                                                                               ----------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                  (40,080)                26

NET ASSETS:
Beginning of period                                                                    120,505              1,121
                                                                               ----------------     --------------
End of period (including overdistributed net investment
      income of $0 and $20,755, respectively)                                       $   80,425           $  1,147
                                                                               ================     ==============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                            374,851                  -
Shares issued in reinvestment of dividends and distributions                             3,265                  -
                                                                               ----------------     --------------
                                                                                       378,116                  -
Shares redeemed                                                                       (418,196)                 -
                                                                               ----------------     --------------
Net decrease                                                                           (40,080)                 -
                                                                               ================     ==============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS (IN THOUSANDS)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                    MONEY
                                                                                   MARKET               INCOME
                                                                               ----------------     ---------------
OPERATIONS:
Net investment income                                                              $     1,593        $         58
Net realized gain from securities transactions                                              14                   -
Unrealized appreciation of investments                                                       -                 (42)
                                                                               ----------------     ---------------
Net increase in net assets from operations                                               1,607                  16
                                                                               ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                              (1,593)                (57)
From net realized capital gains                                                            (14)                (38)
                                                                               ----------------     ---------------
Total distributions to shareholders                                                     (1,607)                (95)
                                                                               ----------------     ---------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                      283,028                   -
Net asset value of shares issued to shareholders
      in reinvestment of dividends and distributions                                     1,078                  95
                                                                               ----------------     ---------------
                                                                                       284,106                  95
Cost of shares redeemed (Note 6)                                                      (164,635)                  -
                                                                               ----------------     ---------------
Net increase from Fund share transactions                                              119,471                  95
                                                                               ----------------     ---------------
NET INCREASE IN NET ASSETS                                                             119,471                  16
NET ASSETS:
Beginning of period                                                                      1,034               1,105
                                                                               ----------------     ---------------
End of period (including overdistributed net investment
      income of $0 and $9,875, respectively)                                         $ 120,505          $    1,121
                                                                               ================     ===============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                            283,028                   -
Shares issued in reinvestment of dividends and distributions                             1,078                  95
                                                                               ----------------     ---------------
                                                                                       284,106                  95
Shares redeemed                                                                       (164,635)                  -
                                                                               ----------------     ---------------
Net increase                                                                           119,471                  95
                                                                               ================     ===============

The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP  Notes to Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA Money Market Fund and CIGNA Income Fund are separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The funds are referred to collectively as "CIGNA Funds Group" or the "Funds." The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The objective of the Income Fund is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in investment grade corporate debt securities and U.S. Government securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements.

A. SECURITY VALUATION - Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Except for the Money Market Fund, short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. The investments in the Money Market Fund are valued at amortized cost, which the Board of Trustees has determined constitutes fair value. Other securities and assets of the Funds are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For Federal income tax purposes, each Fund in the Trust is taxed as a separate entity. It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no Federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - For the Money Market Fund, dividends from net investment income and net realized gains are declared daily and reinvested monthly. Prior to April 19, 1995, dividends from net investment income were reinvested daily. For the Income Fund, dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually. Prior to April 19, 1995, dividends from net investment income of the Income Fund were distributed daily.

Dividends and distributions are recorded by the Funds on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-class to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Funds.

Such advisory fees are based on annual rates of 0.35% and 0.5% applied to the average daily net assets of the Money Market Fund and Income Fund, respectively. CII has voluntarily agreed to reimburse each Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% and 1% of average daily net assets of the Money Market Fund and Income Fund, respectively. Prior to July 1, 1996 the expenses of Money Market Fund were limited to 0.7% of average daily net assets.

Each Fund reimburses CII for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1997, the Money Market Fund and Income Fund paid $35,719 and $8,073 respectively.

CII is an indirect, wholly-owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 1997 were as follows (shown in thousands):

                       FUND                              PURCHASES               SALES
---------------------------------------------------  -------------------   ------------------
                                                      $                     $
Money Market Fund                                                     -                    -

Income Fund                                                           -                    -

There were no purchases and sales of U.S. Government obligations for the Income Fund.

5. AGGREGATE GROSS UNREALIZED APPRECIATION/DEPRECIATION. The Income Fund had aggregate gross and net unrealized depreciation for Federal income tax purposes as follows (shown in thousands):


                                                         UNREALIZED           UNREALIZED           NET UNREALIZED
                       FUND                             APPRECIATION         DEPRECIATION           DEPRECIATION
---------------------------------------------------  -------------------   ------------------   ---------------------
                                                       $                    $                    $
Money Market Fund                                                     -                    -                       -

Income Fund                                                           -                   24                      24


As of June 30, 1997, the Money Market and Income Funds' cost of securities for Federal income tax purposes was $80,719,858 and $1,141,797, respectively.

6. CAPITAL STOCK. Each Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 1997 affiliates of CIGNA Corporation were the only shareholders of the Funds.

7. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:

                                                    NET
                                                  REALIZED
                       NET                           &
                      ASSET                      UNREALIZED                      DIVIDENDS
                     VALUE,          NET        GAIN (LOSS)     TOTAL FROM       FROM NET       DISTRIBUTIONS
      YEAR          BEGINNING     INVESTMENT         ON         INVESTMENT      INVESTMENT      FROM REALIZED         TOTAL
      ENDED         OF PERIOD       INCOME      INVESTMENTS     OPERATIONS        INCOME        CAPITAL GAINS     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
        1992           $1.00        $.0334               -         $.0334          $.0334                  -            $.0334
        1993 e          1.00         .0237               -          .0237           .0237                  -             .0237
        1994 e          1.00         .0337               -          .0337           .0337                  -             .0337
        1995 f          1.00         .0516               -          .0516           .0516             $.0003             .0519
        1996            1.00         .0480          $.0001          .0479           .0479              .0001             .0480
     6/30/97 g*         1.00         .0252          $.0001          .0251           .0251              .0001             .0252

INCOME FUND
        1992           $1.04          $.07           $(.01)          $.06            $.07               $.01              $.08
        1993 e          1.02           .06             .07            .13             .06                .08               .14
        1994 e          1.01           .06            (.09)          (.03)            .06                  -               .06
        1995 f           .92           .06             .09            .15             .05                  -               .05
        1996 e          1.02           .05            (.05)             -             .05                .03               .08
     6/30/97 g*          .94           .03              -             .03               -                  -                 -



                                                                            RATIO OF
                   NET                           NET         RATIO OF          NET
                  ASSET                          ASSETS AT   EXPENSES       INVESTMENT
                  VALUE,                          END OF        TO            INCOME       PORTFOLIO
      YEAR         END           TOTAL           PERIOD      AVERAGE       TO AVERAGE      TURNOVER
      ENDED      OF PERIOD       RETURN          (000)       NET ASSETS    NET ASSETS        RATE
---------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
        1992       $1.00           3.36 %      $25,808           0.84 %         3.35 %             -
        1993 e      1.00           2.39         20,508           1.00 a         2.39 b             -
        1994 e      1.00           3.43         16,673           1.00 a         3.32 b             -
        1995 f      1.00           5.33          1,034           0.80 a         5.38 b             -
        1996        1.00           4.91        120,505           0.45 a         4.95 b             -
     6/30/97 g*     1.00           2.55         80,425           0.22 a         2.52 b             -

INCOME FUND
        1992       $1.02           7.08 %      $20,588           0.90 %         7.29 %            23 %
        1993 e      1.01          13.36         19,910           1.00 c         6.06 d           116
        1994 e       .92          -3.12         15,210           1.00 c         6.37 d             8
        1995 f      1.02          16.21          1,105           0.95 c         6.50 d            45
        1996 e       .94           1.36          1,121           1.00 c         5.33 d             -
     6/30/97 g*      .97           2.41          1,147           0.50 c         2.72 d             -


*  Unaudited.
a. Ratios of expenses to average net assets prior to the reduction of advisory fee were 0.23%, 0.69%, 1.21% and 1.11%, respectively, for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995 and 1994.
b. Ratios of net expenses to average net assets prior to the reduction of advisory fee were 2.51%, 4.71%, 4.91% and 3.22%, respectively, for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995 and 1994.
c. Ratios of expenses to average net assets prior to the reduction of advisory fee were 2.49%, 5.62%, 1.37% and 1.15%, respectively, for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995 and 1994.
d. Ratios of net investment income to average net assets prior to the reduction of advisory fee were 0.72%, 0.72%, 6.08 and 6.22%, respectively, for the six months ended June 30, 1997 and the years ended December 31, 1996, 1995 and 1994.
e. Net investment income per share has been calculated in accordance with SEC requirements, except hat end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
f. Per share amounts have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
g. Beginning in 1996, each Fund is required to disclose the average commission paid per transaction. Neither the CIGNA Money Market Fund nor the CIGNA Income Fund has paid any commissions in 1996 and 1997.